Securities	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $13,331 million
($13,568
million as at October 31, 2020) are comprised of $2,542 million mandatorily measured at fair value and $10,789 million investment securities held by insurance subsidiaries designated at fair value
($2,420 million and $11,148 million, respectively, as at October 31, 2020).
Our fair value through other comprehensive income (FVOCI) securities totalling $61,172 million
($73,407
million as at October 31, 2020), are net of an allowance for credit losses of $3 million
($4 million as at October 31, 2020).
Amortized cost securities totalling $46,744 million
($48,466
million as at October 31, 2020), are net of an allowance for credit losses of $1 million
($1 million as at October 31, 2020).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2021						October 31, 2020
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	16,217	140	26	16,331	22,240	211	1	22,450
Canadian provincial and municipal governments	2,640	47	1	2,686	4,628	119	-	4,747
U.S. federal government	16,158	372	159	16,371	16,881	844	31	17,694
U.S. states, municipalities and agencies	4,494	115	4	4,605	5,132	147	3	5,276
Other governments	5,896	92	23	5,965	7,222	168	9	7,381
National Housing Act (NHA) mortgage-backed securities (MBS)	1,347	19	1	1,365	1,583	46	-	1,629
U.S. agency MBS and collateralized mortgage obligations (CMO)	10,986	248	11	11,223	10,600	307	4	10,903
Corporate debt	2,493	41	8	2,526	3,153	91	10	3,234
Corporate equity	97	3	-	100	90	3	-	93
Total	60,328	1,077	233	61,172	71,529	1,936	58	73,407
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30 , 2020
FVOCI - Debt	121	295	252	638
Amortized cost	102	165	208	311
Total	223	460	460	949